January 29, 1996

Dear Shareholder:

                          IAA TRUST GROWTH FUND, INC.

The net asset value of the Fund on December 31, 1995, was $17.08.

                            (WITHOUT SALES CHARGES)

                        1 YEAR     5 YEARS    10 YEARS
                      ---------  ---------  -----------
                        31.07%     12.79%      11.11%

                    (CURRENT MAXIMUM SALES CHARGES DEDUCTED)

                        27.11%     12.09%      10.78%

These returns assume all dividends and capital gains distributions were reinvested and the maximum sales charge was applied on initial investments.

    The year 1995 turned out to be one of the best investment environments of the last ten years as stocks and bonds turned in outstanding performances. The S&P 500 returned 37.6% for the calendar year versus 31.1% for the IAA Growth Fund. The average growth fund posted a return of 30.8% during the same period.

    Interest rates declined during most of the year, and the Federal Reserve cut rates in July and again in December. With every cut in rates investors became more convinced that Price/Earnings (P/E) ratios of stocks would continue to rise even if earnings were not as high as expectations. However, earnings in some sectors, particularly Technology, were so much lower than expectations that even the prospect of higher P/E's could not keep the stocks at their lofty levels.

    The IAA Trust Growth Fund had kept pace with the S&P 500 through the end of November but slipped during the first two weeks of December. Our decisions to reduce our Technology and Finance sector weightings turned out to be good ones because the groups posted large declines during the final quarter of the year. Underweighting in the Consumer Staples and Health sectors, however, hurt performance. Those sectors far outperformed the Index because investors looked for a safe haven to weather what turned out to be poor earnings numbers in the Technology sector and fear of profit margin squeezes in the Finance sector.

    We think the stock market is overvalued and due for a correction, although we have been repeating this for some time. The reason now touted for continued stock market gains is that the new breed of investors has learned from past mistakes. They are in for the long haul and will ride out the bad times, no longer buying high and selling low. Also, the amount of 401-K money pouring into the markets is huge, and there will be no stopping stocks from rising. In other words, it's different this time.

    Investing in the stock market is not for the faint hearted. Often, when many people invest in an asset class, the chance to make money in that asset class diminishes. When unnerved investors experience less than expected returns, they often jump to a new investment. If this happens in the stock market, it will create the opportunity for which we have been waiting.

    Stock sectors that we continue to favor include Energy, Capital Goods, and Basic Industry. Our strategy is to wait for an overall market correction as well as to take advantage of individual stock declines. Although we have reduced our cash position since September, it is still high relative to other mutual funds, and that will allow us to take advantage of declines.

                     IAA TRUST ASSET ALLOCATION FUND, INC.

The annualized total returns for the Fund for the period ending December 31, 1995, were as follows:

                            (WITHOUT SALES CHARGES)

                         1 YEAR     5 YEARS    10 YEARS
                       ---------  ---------  -----------
                         25.34%      10.16%     9.42%

                    (CURRENT MAXIMUM SALES CHARGES DEDUCTED)

                         21.55%       9.49%     9.09%

Calendar year 1995 proved very rewarding for investors in financial assets. The S&P 500 returned 37.6% and the Merrill Lynch Domestic Bond Index, 18.5%. During this period the Fund's return was 25.3% versus the Lipper Balanced Fund Index of 24.6%.

    We entered the year with Treasury bond yields near 8% because market sentiment was excessively pessimistic. Value in the market was excellent. During the year yields fell to levels lower than even the most optimistic forecasts had projected. The Federal Reserve did an excellent job of engineering a soft landing, which helped contain inflation.

    The combination of a strong bond rally and good earnings growth ignited the stock market to a close of over 5000 in the Dow Jones Industrials -- the fourth best annual gain in the post World War II era.

    As we enter 1996 the Fund's asset allocation is 49% stocks, 37% bonds, and 14% short-term reserves. The markets are full of optimism, which leads us to be somewhat cautious. While most signals point to stable to lower rates, predicting interest rates is always more of an art than a science.

    At this time our objective in the bond portfolio is to increase income. We will accomplish this by selling Treasury notes and purchasing bonds in yield sectors such as mortgage securities. We will maintain our present durations and continue our strategy of investing in high-quality bonds. After a very strong 1995, the stock market enters the new year with mixed signals. Valuations in most sectors are still reasonable, inflation is under control, and interest rates continue to fall. This is an excellent environment for stocks. However, there is significant downside risk if earnings are below expectations. Other negatives are record margin debt and excessive speculation. We expect 1996 to be a turbulent year but one which should be moderately rewarding.

    The stock portfolio is being positioned away from sectors involved with discretionary consumer purchases. It is being redeployed in sectors involving non-discretionary purchases such as consumer non-cyclicals and healthcare. The record level of consumer indebtedness should continue to dampen consumer spending in 1996.

                      IAA TRUST TAX EXEMPT BOND FUND, INC.

The annualized total returns for the Fund for the period ending December 31, 1995, were as follows:

                            (WITHOUT SALES CHARGES)

                        1 YEAR     5 YEARS    10 YEARS
                       ---------  ---------  -----------
                        15.87%      7.03%       7.66%

                    (CURRENT MAXIMUM SALES CHARGES DEDUCTED)

                        12.45%      6.38%       7.33%

These returns assume all dividends and capital gains distributions were reinvested and the maximum sales charge was applied on initial investments. Although the Fund's income is exempt from federal income tax, it may be subject to state income taxation.

    In spite of concern over tax reform and the Orange County Bankruptcy, 1995 was a rewarding year for municipal investors. The general interest rate decline pushed the Bond Buyer 20 down 127 basis points, ending the year at a 5.44%. Our decision at the beginning of the year to increase the Fund's duration earned the Fund planholders a 1995 total return of 15.87%. In comparison, the Lehman Brothers Municipal Bond Index had a total return of 17.45%. The Lehman Index has a higher return because it contains an unmanaged list of long-term investment-grade tax-exempt bonds. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund.

    The threat of tax reform was foremost on the minds of the municipal investor in 1995 and this threat will continue into 1996. It is reasonable to expect that the tax reform debate will become more focused as the November elections approach. This debate and eventual outcome should determine the strength of the municipal bond market. Our feeling is that some type of reform will occur. Nevertheless, neither the course of political discussions nor the future mood of the municipal market can be predicted with any certainty. Debates on various tax-reform proposals indicate that those that do not incorporate a single flat tax rate but do include some long-standing deductions are gaining headway. Consequently, we are expecting a less radical tax-reform proposal to emerge.

    Municipal credit quality in general continued to improve in 1995. For example, Orange County's finances have improved, and the county is expected to emerge from bankruptcy by June, 1996. However, many challenges must yet be faced by municipalities. As a result of federal efforts to reduce the budget deficit, state and local governments could find themselves with increased financial responsibilities. Those responsibilities could put an enormous strain on municipal finances. With this in mind, we will continue our strategy of investing in high-quality bonds, while seeking the best possible return.

                       IAA TRUST MONEY MARKET FUND, INC.

    After passing on three separate occasions, the Federal Reserve further reduced the key interest rate 25 basis points on December 19th, just when some were expecting that they might wait until the budget debate was settled before taking such action. This move seems to emphasize that the Fed is more concerned with the sluggish economy than the continuing budget squabble.

    The budget impasse has endured longer than anyone expected. This has caused a delay in the release of government statistics which may affirm that further rate reductions are necessary. There does appear to be a fundamental agreement that federal spending will make up much less of the aggregate economy in years to come. Weak economic growth and low inflation, coupled with the reduced reliance on federal spending to stimulate the economy, indicate that there is room for further rate reductions.

    As of December 29th, the weighted average maturity of the IAA Trust Money Market Fund was 35 days. Due to the expectation of year-end distributions, the weighted average maturity dropped from its high of 44 days, which was reached shortly before the Fed lowered rates. The 7-day average yield dropped from 5.19% on June 30th to 4.93% on December 29th. This reduction in yield takes into account the Fed move during the period and the expectation that the Fed will continue to make borrowing less expensive.

                                   Sincerely,

                             [ PHOTO AND SIGNATURE ]

                               Ronald R. Warfield
                                    President

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST GROWTH FUND, INC.

PORTFOLIO CHANGES For the Six Months Ended December 31, 1995

MAJOR PURCHASES                                MAJOR SALES
EMC Corp. (1)                                  Cisco Systems (2)
Phillips Electronics, N.V. (1)                 Sun Microsystems, Inc.
Department 56, Inc. (1)                        Acclaim Entertainment, Inc. (2)
Wellman, Inc. (1)                              VeriFone, Inc. (2)
Gymboree Corp. (1)                             Minnesota Mining & Mfg. (2)
Vishay Intertechnology, Inc. (1)               Lubrizol Corp. (2)
Nucor Corp. (1)                                First Data Corp.

(1) New Holdings                               (2) Deletions

TEN LARGEST HOLDINGS December 31, 1995

                                                                                        PERCENT
                                                                            VALUE       OF FUND
                                                                          ----------  -----------
General Electric Co..................................................... $ 2,880,000        3.82%
Motorola, Inc...........................................................   2,280,000        3.03
Intel Corp..............................................................   2,270,000        3.01
Hewlett-Packard Co......................................................   1,976,500        2.62
GTE Corp................................................................   1,936,000        2.57
Green Tree Financial Corp...............................................   1,899,000        2.52
Travelers, Inc..........................................................   1,886,250        2.50
DPL, Inc................................................................   1,856,250        2.46
MBNA Corp...............................................................   1,843,750        2.45
AT&T Corp...............................................................   1,813,000        2.41
                                                                          ----------       -----
                                                                         $20,640,750      27.39%
                                                                          ==========       =====

IAA TRUST ASSET ALLOCATION FUND, INC.

PORTFOLIO CHANGES For the Six Months Ended December 31, 1995

MAJOR PURCHASES                                      MAJOR SALES
Federal National Mortgage Assn. Notes,
7.060%, 11/02/05 (1)                                 Sun Microsystems, Inc.
United States Treasury Notes, 5.625%, 11/30/00 (1)   Invacare Corp. (2)
EMC Corp. (1)                                        Minnesota Mining & Mfg. (2)
Tektronix, Inc.                                      Johnson & Johnson
Learonal, Inc. (1)                                   Intel Corp.
Wellman, Inc. (1)                                    Coca-Cola Co.
Healthdyne, Inc. (1)                                 Fluor Corp.

(1) New Holdings                                    (2) Deletions

TEN LARGEST HOLDINGS December 31, 1995





                                                                                        PERCENT
                                                                             VALUE      OF FUND


                                                                           ---------  -----------
United States Treasury Notes, 5.625%, 11/30/00...........................  $ 302,796        2.86%
Bell of Pennsylvania, 8.350%, 12/15/30...................................    255,250        2.41
International American Devel. Bank, 8.875%, 06/01/09.....................    252,250        2.38
Chesapeake & Potomac Telephone Co., 8.375%, 10/01/29.....................    244,750        2.31
United States Treasury Notes, 7.250%, 05/15/04...........................    222,214        2.10
Discover Credit Card Trust, 6.750%, 02/16/02.............................    203,750        1.92
United States Treasury Notes, 5.875%, 03/31/99...........................    203,668        1.92
Federal National Mortgage Association, 7.060%, 11/02/05..................    199,830        1.89
United States Treasury Notes, 4.750%, 02/15/97...........................    199,020        1.88
Citicorp.................................................................    198,388        1.87
                                                                           ----------      -----
                                                                          $2,281,916       21.54%
                                                                           ==========      =====

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST TAX EXEMPT BOND FUND, INC.

PORTFOLIO CHANGES For the Six Months Ended December 31, 1995

MAJOR PURCHASES                                MAJOR SALES
Cobb Co. Georgia School Dist. (1)              Gilbert School Dist. #4 Maricopa Co. (2)
 6.000%, 02/01/01                                12.000%, 07/01/98
Florida State Board of Education (1)           Massachusetts Bay Transit Authority (2)
 5.000%, 06/01/02                                5.875%, 03/01/15
                                               Pleasant Co. W.V.Pollution Control (2)
                                                 7.000%, 08/01/08
                                               South Vermillion Middle School (2)
                                                Building Corp. Revenue
                                                 5.125%, 07/15/13
(1) New Holdings                               (2) Deletions

TEN LARGEST HOLDINGS December 31, 1995
                                                                                        PERCENT
                                                                             VALUE      OF FUND
                                                                           ---------  -----------
Pennsylvania State Higher Education, 5.600%, 09/01/10.................... $  599,438        3.11%
Peru Indiana Community School, 6.750%, 01/01/09..........................    598,125        3.10
Cape Girardeau Missouri Waterworks, 7.450%, 03/01/05.....................    584,375        3.03
State of Rhode Island Ref. General Obligation, 7.000%, 06/15/05..........    583,750        3.03
Louisville & Jefferson County, Met. Sewer Dist. Rev., 5.250%, 05/15/10...    575,719        2.98
Chicago, Illinois Water Revenue, 6.500%, 11/01/15........................    571,250        2.96
Kaukauna Wisconsin Electric System, 7.250%, 12/15/08.....................    570,000        2.96
Washington Public Power Supply, 7.625%, 07/01/01.........................    569,375        2.95
Connecticut State Unlimited Tax General Obligation, 5.400%, 03/15/08.....    567,187        2.94
Maricopa County School Dist., Arizona Unlimited, 6.400%, 07/01/06........    557,500        2.89
                                                                           ----------      -----
                                                                          $5,776,719       29.95%
                                                                           ==========      =====

IAA TRUST MONEY MARKET FUND, INC.

TEN LARGEST HOLDINGS December 31, 1995
                                                                                        PERCENT
                                                                            VALUE       OF FUND
                                                                          ----------  -----------
Toyota Motor Credit Co., 5.68%, 01/17/96................................ $ 1,945,077        4.01%
US Central Credit Union, 5.77%, 01/19/96................................   1,794,807        3.70
Assoc. Corp. of North America, 5.53%, 03/11/96..........................   1,450,000        2.99
PHH Corp., 5.68%, 01/24/96..............................................   1,438,760        2.97
Household Finance Corp., 5.74%, 01/09/96................................   1,380,000        2.85
Beneficial Corp., 5.78%, 01/22/96.......................................   1,300,000        2.68
General Electric Capital Corp., 5.71%, 02/05/96.........................   1,300,000        2.68
Hewlett-Packard Corp., 5.55%, 03/05/96..................................   1,287,173        2.66
Chevron Oil Finance Corp., 5.67%, 01/10/96..............................   1,200,000        2.48
Prudential Funding Corp., 5.71%, 02/01/96...............................   1,200,000        2.48
                                                                          ----------       -----
                                                                         $14,295,817       29.50%
                                                                          ==========       =====

         PORTFOLIO CHARACTERISTICS December 31, 1995
         30 DAY AVERAGE YIELD: 4.92%
         7 DAY AVERAGE YIELD: 4.93%
         AVERAGE DAYS TO MATURITY: 35

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1995 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC.

                                   SHARES       VALUE                                            SHARES      VALUE
                                  ---------   ---------                                         ---------  ---------
COMMON STOCKS -- 85.00%
BEVERAGES -- 1.85%                                           MEDICAL SUPPLIES -- 2.27%
PepsiCo, Inc. ..................     25,000   $1,396,875       Johnson & Johnson ..............     20,000   $1,712,500
                                               ---------                                                      ---------
CHEMICALS/BASIC -- 2.47%
Engelhard Corp. ................     50,000    1,087,500
Wellman, Inc. ..................     34,000      773,500       METALS & MINING -- 1.20%
                                               ---------       Newmont Mining Corp. ...........     20,000      905,000
                                               1,861,000                                                      ---------
                                               ---------       MOTOR VEHICLES/MOTORCYCLES --  1.54%
CLIMATE CONTROL SYSTEMS -- 1.87%
York International, Inc. .......     30,000    1,410,000       Ford Motor Co. .................     30,000      870,000
                                               ---------       Harley-Davidson, Inc. ..........     10,000      287,500
COMPUTERS & PERIPHERAL EQUIPMENT -- 4.33%                                                                     ---------
EMC Corp.* .....................     60,000      922,500                                                      1,157,500
Hewlett-Packard Co. ............     23,600    1,976,500                                                      ---------
International Business Machines                                NATURAL GAS PRODUCTION TRANSMISSION -- 2.98%
 Corp. .........................      4,000      367,000       NICOR, Inc. ....................     50,000    1,375,000
                                               ---------       Unocal Corp. ...................     30,000      873,750
                                               3,266,000                                                      ---------
                                               ---------                                                      2,248,750
COMPUTER SERVICES -- 3.24%                                                                                    ---------
First Data Corp. ...............     16,000    1,070,000       PAPER & ALLIED PRODUCTS -- 1.72%
Silicon Graphics, Inc. .........     10,000      275,000       Weyerhaeuser Co. ...............     30,000    1,297,500
Sun Microsystems, Inc.* ........     24,000    1,095,000                                                      ---------
                                               ---------       PETROLEUM/INTEGRATED -- 8.19%
                                               2,440,000       Chevron Corp. ..................     25,000    1,312,500
                                               ---------       Exxon Corp. ....................     22,500    1,802,813
CONSUMER PRODUCTS -- 1.08%                                     Phillips Petroleum Co. .........     40,000    1,365,000
Rubbermaid, Inc. ...............     32,000      816,000       Royal Dutch Petroleum Co.,
                                               ---------        ADR ...........................     12,000    1,693,500
ELECTRIC UTILITY -- 2.46%                                                                                     ---------
DPL, Inc. ......................     75,000    1,856,250                                                      6,173,813
                                               ---------                                                      ---------
ELECTRONICS -- 9.11%                                           PHARMACEUTICALS -- 6.36%
General Electric Co. ...........     40,000    2,880,000       Elan Corp., PLC* ...............     30,000    1,458,750
Motorola, Inc. .................     40,000    2,280,000       Merck & Co. ....................     25,000    1,643,750
Philips Electronics N.V. .......     30,000    1,076,250       Mylan Laboratories, Inc. .......     72,000    1,692,000
Vishay Intertechnology, Inc. ...     20,000      630,000                                                      ---------
                                               ---------                                                      4,794,500
                                               6,866,250                                                      ---------
                                               ---------       RAILROAD -- 1.55%
FOOD PRODUCTS -- 1.76%                                         Burlington Northern Corp. ......     15,000    1,170,000
Archer-Daniels-Midland Co. .....     73,500    1,323,000                                                      ---------
                                               ---------       RETAIL -- 7.02%
FINANCIAL SERVICES -- 6.28%                                    American Stores Co. ............     30,000      802,500
Federal National Mortgage                                      Department 56, Inc.* ...........     25,000      959,375
 Assoc. ........................      8,000      993,000       Gymboree Corp. .................     25,000      515,625
Green Tree Financial Corp. .....     72,000    1,899,000       Pep Boys Manny Moe & Jack ......     40,000    1,025,000
MBNA Corp. .....................     50,000    1,843,750       Toys R Us, Inc.* ...............     40,000      870,000
                                               ---------       Wal-Mart Stores, Inc. ..........     50,000    1,118,750
                                               4,735,750                                                      ---------
                                               ---------                                                      5,291,250
HOSPITAL & MEDICAL SERVICE PLANS -- 0.93%                                                                     ---------
U.S. Healthcare, Inc. ..........     15,000      697,500       SEMICONDUCTORS & RELATED DEVICES -- 3.01%
                                               ---------       Intel Corp. ....................     40,000    2,270,000
HOUSEHOLD PRODUCTS -- 1.31%                                                                                   ---------
Unilever N.V. ..................      7,000      985,250       STEEL PRODUCTION -- 1.52%
                                               ---------       Nucor Corp. ....................     20,000    1,142,500
INSURANCE -- 4.34%                                                                                            ---------
American International Group,                                  TELEPHONE UTILITY -- 4.98%
 Inc. ..........................     15,000    1,387,500       AT & T Corp. ...................     28,000    1,813,000
Travelers, Inc.  ...............     30,000    1,886,250       GTE Corp.  .....................     44,000    1,936,000
                                               ---------                                                      ---------
                                               3,273,750                                                      3,749,000
                                               ---------                                                      ---------
MACHINERY & EQUIPMENT -- 1.04%                                 TRANSPORTATION -- 0.59%
Hardinge, Inc. .................     30,000      780,000       Federal Express Corp. ..........      6,000      443,250
                                               ---------                                                      ---------
                                                               TOTAL COMMON STOCKS
                                                                (cost $43,147,576) ............              64,063,188
                                                                                                             ----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1995 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC. (CONTINUED)

                                  PRINCIPAL                                                      PRINCIPAL
                                   AMOUNT       VALUE                                              AMOUNT       VALUE
                                  ---------   ---------                                           ---------   ---------
COMMERCIAL PAPER -- 14.09%
John Deere Capital Corp.                                       International Lease Finance
 5.76%, 01/04/96 ............... $1,348,000   $1,348,000        Corp.
Household Finance Corp.                                           5.63%, 02/20/96 ............... $1,001,000    $ 992,860
 5.74%, 01/09/96 ...............  1,429,000    1,429,000         PHH Corp.
American Express Credit Corp.                                     5.55%, 02/21/96 ...............    140,000      138,856
 5.75%, 01/10/96 ...............  1,500,000    1,500,000                                                       ----------
Ford Motor Credit Co.                                            TOTAL COMMERCIAL PAPER
 5.73%, 01/22/96 ...............    558,000      558,000          (cost $10,621,665) ............              10,621,665
International Lease Finance                                                                                    ----------
 Corp.                                                           OTHER SHORT-TERM INVESTMENTS -- 0.63%
 5.68%, 01/25/96 ...............    500,000      497,949          Money Market Fund
IBM Credit Corp.                                                  (cost $470,728)
 5.72%, 01/31/96 ...............  1,122,000    1,122,000         Federated Prime Obligation Fund,
Ford Motor Credit Co.                                             5.57% .........................    470,728      470,728
 5.76%, 02/06/96 ...............  1,000,000    1,000,000                                                       ----------
John Deere Capital Corp.                                         TOTAL INVESTMENTS -- 99.72%
 5.76%, 02/08/96 ...............  1,435,000    1,435,000          (cost $54,239,969) ............              75,155,581
Chevron Oil Finance Co.                                                                                        ----------
 5.55%, 02/16/96 ...............    600,000      600,000         CASH AND OTHER ASSETS
                                                                  NET OF LIABILITIES -- 0.28% ...                 211,131
                                                                                                               ----------
* Non-income producing                                           NET ASSETS -- 100.00% ..........             $75,366,712
                                                                               ======                         ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1995 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC.

                                  PRINCIPAL                                                      PRINCIPAL
                                   AMOUNT      VALUE                                              AMOUNT      VALUE
                                  ---------  ---------                                           ---------  ---------
BONDS AND NOTES -- 36.36%                                      U.S. GOVERNMENT OBLIGATIONS --  14.08%
AUTO -- 1.16%                                                  United States Treasury Notes
General Motors Acceptance Corp.                                 4.750%, 02/15/97 ..............  $ 200,000  $ 199,022
 8.875%, 06/01/10 ..............  $ 100,000  $ 122,625         United States Treasury Notes
                                             ---------          6.000%, 12/31/97 ..............    100,000    101,555
BANKING -- 3.39%                                               United States Treasury Notes
International American                                          5.875%, 03/31/99 ..............    200,000    203,668
 Development Bank                                              United States Treasury Notes
 9.500%, 10/15/97 ..............    100,000    106,875          6.750%, 06/30/99 ..............    100,000    104,602
International American                                         United States Treasury Notes
 Development Bank                                               6.875%, 07/31/99 ..............    100,000    105,069
 8.875%, 06/01/09 ..............    200,000    252,250         United States Treasury Notes
                                             ---------          5.625%, 11/30/00 ..............    300,000    302,796
                                               359,125         United States Treasury Notes
                                             ---------          7.250%,05/15/04 ...............    200,000    222,214
BEVERAGES -- 0.98%                                             United States Treasury Notes
Coca-Cola Co.                                                   7.250%, 08/15/04 ..............    100,000    111,295
 6.625%, 10/01/02 ..............    100,000    104,125         United States Treasury Bonds
                                             ---------          11.625%, 11/15/04 .............    100,000    141,652
CHEMICALS -- 0.99%                                                                                          ---------
DuPont E.I. DeNemours & Co.                                                                                 1,491,873
 6.750%, 10/15/02 ..............    100,000    105,000                                                      ---------
                                             ---------         TOTAL BONDS AND NOTES
FINANCE COMPANIES -- 2.59%                                      (cost $3,519,929) .............             3,852,633
Discover Card Credit Trust                                                                                  ---------
 6.750%, 02/16/02 ..............    200,000    203,750
Thrift Financial Corp.
 8.550%, 05/20/18 ..............     67,564     70,658                                             SHARES      VALUE
                                             ---------                                            ---------  ---------
                                               274,408          COMMON STOCKS -- 48.79%
                                             ---------          AEROSPACE/DEFENSE -- 0.98%
                                                                Raytheon Co. ...................      2,200    103,950
TELEPHONE UTILITY -- 6.41%                                                                                   ---------
Bell of Pennsylvania                                            AUTO/AUTO PARTS -- 0.73%
 Putable Debentures                                             Chrysler Corp.  ................      1,000     55,375
 8.350%, 12/15/30 ..............    200,000    255,250          Magna International,
New Jersey Bell Telephone Co.                                    Inc., Cl. A ...................        500     21,625
 7.850%, 11/15/29 ..............    150,000    178,688                                                       ---------
Chesapeake & Potomac Telephone                                                                                  77,000
 Co. of Virginia Debentures                                                                                  ---------
 8.375%, 10/01/29 ..............    200,000    244,750          AIR COURIER SERVICES -- 1.32%
                                             ---------          Federal Express Corp.* .........      1,900    140,363
                                               678,688                                                       ---------
                                             ---------          BANKS -- 4.23%
U.S. GOVERNMENT AGENCIES -- 6.76%                               BankAmerica Corp. ..............      1,000     64,750
Federal Farm Credit Bank                                        Bank of New York ...............      1,500     73,125
 5.800%, 12/18/00 ..............    100,000     99,741          Citicorp .......................      2,950    198,388
Federal Home Loan Bank                                          Norwest Corp. ..................      3,400    112,200
 8.000%, 09/20/04 ..............    100,000    101,796                                                       ---------
Federal Home Loan Mortgage Corp.                                                                               448,463
 10.750%, 07/01/00 .............      5,425      5,446                                                       ---------
Federal Home Loan Mortgage Corp.                                BEVERAGES -- 0.84%
 8.750%, 04/01/01 ..............     61,320     63,650          Coca-Cola Co. ..................      1,200     89,100
Federal Home Loan Mortgage Corp.                                                                             ---------
 10.150%, 04/15/06 .............     35,870     37,170          CONSTRUCTION AND ENGINEERING --  0.44%
Federal National Mortgage                                       Fluor Corp. ....................        700     46,200
 Association                                                                                                 ---------
 7.060%, 11/02/05 ..............    200,000    199,830          CONSTRUCTION MACHINERY -- 0.89%
Government National Mortgage                                    Caterpillar, Inc. ..............      1,600     94,000
 Association Pool #60721                                                                                     ---------
 9.750%, 04/15/98 ..............      5,079      5,436          CONSUMER PRODUCTS -- 4.75%
Government National Mortgage                                    Department 56, Inc. ............      3,000    115,125
 Association Pool #30111                                        Gillette Co. ...................      2,000    104,250
 9.000%, 05/15/09 ..............     18,948     20,091          Procter & Gamble Co. ...........      2,000    166,000
Government National Mortgage                                    Wolverine World Wide, Inc. .....      3,750    118,125
 Association Pool #23653                                                                                     ---------
 9.500%, 06/15/09 ..............     16,038     17,226                                                         503,500
Government National Mortgage                                                                                 ---------
 Association Pool #32147                                        ELECTRIC UTILITY -- 1.96%
 9.500%, 08/15/09 ..............     15,220     16,347          CILCORP, Inc. ..................      1,200     50,850
Government National Mortgage                                    Florida Progress Corp. .........      1,200     42,450
 Association Pool #161621                                       Texas Utilities, Inc. ..........      1,000     41,125
 9.000%, 07/15/16 ..............    141,521    150,056          Wisconsin Energy Corp. .........      2,400     73,500
                                             ---------                                                       ---------
                                               716,789                                                         207,925
                                             ---------                                                       ---------




IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1995 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                   SHARES      VALUE                                            SHARES      VALUE
                                  ---------  ---------                                         ---------  ---------
COMMON STOCKS (CONTINUED)
ELECTRONICS -- 2.51%                                         Walgreen Co. ...................      4,000  $ 119,500
General Electric Co. ...........      1,200  $  86,400       Wal-Mart Stores, Inc. ..........      3,000     67,125
Phillips Electronics N.V .......      2,950    105,831                                                    ---------
Tektronix, Inc. ................      1,500     73,688                                                      353,399
                                             ---------                                                    ---------
                                               265,919       TECHNOLOGY -- 4.27%
                                             ---------       EMC Corp.* .....................      3,500     53,812
ENERGY -- 5.06%                                              Intel Corp. ....................        800     45,400
Atlantic Richfield Co. .........        700     77,525       Microsoft Corp.* ...............        500     43,875
Exxon Corp. ....................      2,000    160,250       Motorola, Inc. .................      2,000    114,000
Repsol S.A., ADR ...............      2,100     69,038       Oracle Corp. ...................      3,750    158,906
Schlumberger, Ltd. .............        600     41,550       Sun Microsystems, Inc. .........        800     36,500
Williams Companies, Inc. .......      2,800    122,850                                                    ---------
YPF Sociedad Anonima, ADS ......      3,000     64,875                                                      452,493
                                             ---------                                                    ---------
                                               536,088       TELECOMMUNICATION SERVICES -- 0.40%
                                             ---------
FINANCIAL SERVICES -- 1.03%                                  AirTouch Communication,
Travelers, Inc. ................      1,733    108,962        Inc.* .........................      1,500     42,375
                                             ---------                                                    ---------
HEALTHCARE -- 6.63%                                          TELEPHONE UTILITY -- 1.83%
Bristol-Myers Squibb Co. .......      1,000     85,875       AT & T Corp. ...................      1,200     77,700
Columbia/HCA Healthcare                                      BellSouth Corp. ................      1,500     65,250
 Corp. .........................      2,700    137,025       Pacific Telesis Group, Inc. ....      1,500     50,438
Elan Corp., PLC* ...............      2,000     97,250                                                    ---------
Healthdyne, Inc.* ..............      5,000     43,125                                                      193,388
Integrated Health Services,                                                                               ---------
 Inc. ..........................      2,000     50,000       TOOL PRODUCTS -- 0.84%
Johnson & Johnson ..............      1,200    102,750       Illinois Tool Works, Inc .......      1,500     88,500
Mylan Laboratories, Inc. .......      3,000     70,500                                                    ---------
US Healthcare, Inc. ............      2,500    116,250       TOTAL COMMON STOCKS
                                             ---------        (cost $3,787,056) .............             5,169,000
                                               702,775                                                    ---------
                                             ---------
INDUSTRIAL CHEMICALS -- 1.17%                                                                  PRINCIPAL
Learonal, Inc. .................      3,000     69,000                                          AMOUNT      VALUE
Wellman, Inc. ..................      2,400     54,600                                         ---------  ---------
                                             ---------
                                               123,600       COMMERCIAL PAPER -- 14.04%
                                             ---------       Prudential Funding Corp.
MOTOR HOMES -- 0.82%                                          5.803%, 01/11/96 ..............  $ 250,000     250,000
Fleetwood Enterprises, Inc. ....      3,400     87,550       AVCO Financial Services, Inc.
                                             ---------        5.798%, 01/16/96 ..............    122,000     122,000
MOTORCYCLES -- 0.84%                                         Ford Motor Credit Co.
Harley-Davidson, Inc. ..........      3,100     89,125        5.734%, 01/22/96 ..............     68,000      68,000
                                             ---------       PHH Corp.
NEWSPAPERS -- PUBLISHING -- 0.58%                             5.680%, 01/24/96 ..............    388,000     386,470
Tribune Co. ....................      1,000     61,125       John Deere Capital Corp.
                                             ---------        5.756%, 02/08/96 ..............    256,000     256,000
OFFICE EQUIPMENT -- 0.90%                                    International Lease Finance
Xerox Corp. ....................        700     95,900        Corp.
                                             ---------        5.630%, 02/20/96 ..............    149,000     147,788
PAPER & ALLIED PRODUCTS -- 1.00%                             American General Finance Corp.
Mead Corp. .....................      1,200     62,700        5.625%, 02/27/96 ..............    257,000     257,000
Weyerhaeuser Co. ...............      1,000     43,250                                                    ----------
                                             ---------       TOTAL COMMERCIAL PAPER
                                               105,950        (cost $1,487,258) .............              1,487,258
                                             ---------                                                    ----------
REAL ESTATE -- 1.43%                                         OTHER SHORT-TERM INVESTMENTS -- 0.27%
Meditrust, Inc. ................      2,700     94,163        Money Market Funds
National Golf Properties,                                     (cost $28,625)
 Inc. ..........................      2,500     57,187       Federated Prime Obligation Fund,
                                             ---------        5.57% .........................     28,625      28,625
                                               151,350                                                    ----------
                                             ---------       TOTAL INVESTMENTS -- 99.46%
RETAIL -- 3.34%                                               (cost $8,822,868) .............             10,537,516
Albertson's, Inc. ..............      2,900     95,337                                                    ----------
Penney (J.C.) Co. ..............      1,500     71,437       CASH AND OTHER ASSETS
                                                              NET OF LIABILITIES -- .54%  ...                 57,734
                                                                                                          ----------
                                                             NET ASSETS -- 100% .............            $10,595,250
                                                                                                          ==========
                                                             * Non-income producing security

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1995 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC.

                                  PRINCIPAL                                                     PRINCIPAL
                                   AMOUNT      VALUE                                             AMOUNT      VALUE
                                  ---------  ---------                                          ---------  ---------
MUNICIPAL BONDS                                               Northwest Water Commission
  (TAX EXEMPT) -- 97.06%                                        Illinois, Cook & Lake Revenue
ARIZONA -- 5.62%                                                5.000%, 05/01/13 .............  $ 500,000  $ 481,250
Bullhead City Arizona Parkway                                 Sangamon County Illinois Tax
  Revenue                                                       General Obligation
  6.100%, 01/01/07 .............  $ 250,000  $ 259,375          6.500%, 03/01/08 .............    200,000    225,750
Maricopa County School District #93                                                                        ---------
  Arizona Unlimited Tax General                                                                            3,563,375
  Obligation                                                                                               ---------
  6.400%, 07/01/06 .............    500,000    557,500        INDIANA -- 3.10%
Salt River Project Arizona                                    Peru Indiana Community School
  Agriculture Improvement &                                     Corp. Revenue
  Power District Electric                                       6.750%, 01/01/09 .............    550,000    598,125
  System Revenue                                                                                           ---------
  5.625%, 01/01/06 .............    250,000    266,250        KENTUCKY -- 2.98%
                                             ---------          Louisville & Jefferson County
                                             1,083,125          Met. Sewer Dist. Rev. Series A
                                             ---------          5.250%, 05/15/10 .............    575,000    575,719
CALIFORNIA -- 6.72%                                                                                        ---------
California State Public Works                                 MASSACHUSETTS -- 2.75%
  Board Lease Revenue                                         Massachusetts State Water
  5.200%, 12/01/09 .............    500,000    488,125          Resource Authority Revenue
City of Fresno California                                       6.000%, 11/01/08 .............    500,000    531,250
  Sewer System Revenue                                                                                     ---------
  6.250%, 09/01/14 .............    250,000    280,313        MISSISSIPPI -- 1.40%
Los Angeles California                                        Mississippi State Unlimited
  Wastewater System Revenue                                     General Obligation, Series B
  6.000%, 11/01/14 .............    500,000    527,500          5.900%, 11/15/11 .............    250,000    269,375
                                             ---------                                                     ---------
                                             1,295,938        MISSOURI -- 3.03%
                                             ---------          Cape Girardeau Missouri Waterworks
CONNECTICUT -- 2.94%                                            System Revenue
Connecticut State Unlimited Tax                                 7.450%, 03/01/05 .............    500,000    584,375
  General Obligation                                                                                       ---------
  5.400%, 03/15/08 .............    550,000    567,187        NEBRASKA -- 1.63%
                                             ---------        Grand Island Nebraska Sewer
FLORIDA -- 5.42%                                                Project Revenue
Florida State Board of Education                                5.850%, 04/01/08 .............    200,000    212,250
  General Obligation                                          Nebraska Public Power Dist.
  5.000%, 06/01/02 .............    500,000    516,875          Revenue
Port St. Lucie, Florida                                         5.400%, 01/01/10 .............    100,000    101,750
  Utility System Revenue                                                                                   ---------
  5.900%, 09/01/09 .............    500,000    529,375                                                       314,000
                                             ---------                                                     ---------
                                             1,046,250        NEVADA -- 4.80%
                                             ---------        Clark County Nevada School
GEORGIA -- 2.79%                                                District General Obligation
Cobb County, Georgia School                                     5.250%, 06/01/07 .............    500,000    513,125
  District General Obligation                                 Henderson Nevada Water and Sewer
  6.000%, 02/01/01 .............    500,000    538,125          Unlimited Tax General Obligation
                                             ---------          Obligation 5.375%,
ILLINOIS -- 18.47%                                                      06/01/07 .............    400,000    412,000
Chicago, Illinois Water Revenue                                                                            ---------
  6.500%, 11/01/15 .............    500,000    571,250                                                       925,125
Chicago, Illinois O'Hare                                                                                   ---------
  International Airport Revenue                               NEW YORK -- 2.54%
  5.000%, 01/01/16 .............    500,000    467,500        New York State Dormitory
Dupage Water Commission Illinois                                Authority Revenue
  General Obligation                                            5.500%, 07/01/12 .............    500,000    490,000
  5.750%, 03/01/11 .............    500,000    511,250                                                     ---------
Illinois State Sales Tax Revenue                              NORTH CAROLINA -- 1.45%
  5.400%, 06/15/13 .............    550,000    553,437        North Carolina East Municipal
Illinois State Toll Highway                                     Power Agency Power System
  Authority Revenue, Series A                                   Revenue 7.000%, 01/01/08 .....    250,000    278,750
  6.300%, 01/01/12 .............    275,000    305,938                                                     ---------
Northwest Suburban Municipal
  Joint Action Water Agency
  Illinois Contract Revenue
  6.450%, 05/01/07 .............    400,000    447,000



IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1995 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC. (CONTINUED)

                                  PRINCIPAL                                                     PRINCIPAL
                                   AMOUNT      VALUE                                             AMOUNT      VALUE
                                  ---------  ---------                                          ---------  ---------
MUNICIPAL BONDS (CONTINUED)                                   WISCONSIN -- 6.53%
OHIO -- 2.64%                                                 Brookfield Wisconsin Unlimited
Montgomery County, Ohio                                         Tax Corp. General Obligation
  Sewer System Revenue                                          6.900%, 03/15/03 .............  $ 250,000  $  286,875
  5.600%, 09/01/11 .............  $ 500,000  $ 510,000        Kaukauna Wisconsin Electric
                                             ---------          System Revenue
PENNSYLVANIA -- 5.74%                                           7.250%, 12/15/08 .............    500,000     570,000
Pennsylvania Intergovernmental                                Wisconsin Clean Water
  Corp. Authority,                                              Revenue Bond
  Special Tax Revenue                                           5.300%, 06/01/12 .............    400,000     402,000
  5.450%, 06/15/08 .............    500,000    507,500                                                     ----------
Pennsylvania State Higher                                                                                   1,258,875
  Education Revenue Bonds,                                                                                 ----------
  Series A                                                    TOTAL MUNICIPAL BONDS
  5.600%, 09/01/10 .............    575,000    599,438          (cost $18,076,026) ...........             18,720,469
                                             ---------                                                     ----------
                                             1,106,938
                                             ---------                                           SHARES      VALUE
RHODE ISLAND -- 3.03%                                                                           ---------  ---------
State of Rhode Island Refunding
  General Obligation                                          TAX EXEMPT
  7.000%, 06/15/05 .............    500,000    583,750         MONEY MARKET FUNDS -- 1.36%
                                             ---------         (cost $262,566)
TEXAS -- 6.67%                                                Nuveen Tax Exempt, 4.62% .......    262,566     262,566
Austin Texas Limited Tax                                                                                   ----------
  General Obligation                                          TOTAL INVESTMENTS -- 98.42%
  7.250%, 09/01/03 .............    350,000    405,562         (cost $18,338,692) ............             18,983,035
Bexar County, Texas                                                                                        ----------
  Detention Facilities Limited                                CASH AND OTHER ASSETS
  Tax General Obligation                                       NET OF LIABILITIES -- 1.58% ...                304,964
  5.750%, 06/15/10 .............    500,000    516,250                                                     ----------

Garland Texas Limited Tax                                     NET ASSETS -- 100% .............            $19,287,999
  General Obligation                                                                                       ==========
  5.800%, 08/15/12 .............    350,000    364,000
                                             ---------
                                             1,285,812
                                             ---------
WASHINGTON -- 6.81%
Public Utility District #1 of
  Chelan County Washington
  Revenue 5.250%, 06/01/13 .....    500,000    471,875
Washington Public Power Supply
  System, Nuclear Project #1,
  Refunding Revenue, 1990-C
  7.625%, 07/01/01 .............    500,000    569,375
Washington Public Power Supply
  System Ref. Revenue Bonds,
  Series 1991-A, Project #3
  6.500%, 07/01/02 .............    250,000    273,125
                                             ---------
                                             1,314,375
                                             ---------


                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1995 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST MONEY MARKET FUND, INC.

                                  PRINCIPAL                                                     PRINCIPAL
                                   AMOUNT      VALUE                                             AMOUNT      VALUE
                                  ---------  ---------                                          ---------  ---------
COMMERCIAL PAPER -- 95.56%                                    Beneficial Corp.
AUTO & TRUCK -- 8.52%                                          5.78%, 01/22/96 ...............   $1,300,000  $ 1,300,000
Ford Motor Credit Co.                                         Beneficial Corp.
 5.78%, 01/12/96 ...............  $ 958,000    $ 958,000         5.63%, 02/13/96 ...............  1,000,000    1,000,000
Ford Motor Credit Co.                                           Commercial Credit Co.
 5.73%, 01/22/96 ...............    200,000      200,000         5.74%, 01/05/96 ...............  1,088,000    1,088,000
Ford Motor Credit Co.                                           Commercial Credit Co.
 5.78%, 01/23/96 ...............    628,000      628,000         5.75%, 01/23/96 ...............    800,000      800,000
Ford Motor Credit Co.                                           Household Finance Corp.
 5.77%, 01/25/96 ...............    400,000      400,000         5.76%, 01/08/96 ...............    600,000      600,000
Toyota Motor Credit Co.                                         Household Finance Corp.
 5.68%, 01/17/96 ...............  1,950,000    1,945,077         5.74%, 01/09/96 ...............  1,380,000    1,380,000
                                               ---------        International Lease Finance
                                               4,131,077         Corp.
                                               ---------         5.68%, 01/25/96 ...............  1,000,000      996,213
COMMERCIAL BANKING -- 6.99%                                     International Lease Finance
US Central Credit Union                                          Corp.
 5.65%, 01/19/96 ...............    500,000      498,588         5.63%, 02/20/96 ...............  1,000,000      992,180
US Central Credit Union                                         Prudential Funding Corp.
 5.77%, 01/19/96 ...............  1,800,000    1,794,807         5.80%, 01/11/96 ...............    950,000      950,000
Norwest Corp.                                                   Prudential Funding Corp.
 5.67%, 02/08/96 ...............  1,100,000    1,093,417         5.71%, 02/01/96 ...............  1,200,000    1,200,000
                                               ---------                                                       ---------
                                               3,386,812                                                      18,100,393
                                               ---------                                                       ---------
COMMERCIAL FINANCE -- 3.82%                                     ELECTRONICS -- 4.25%
CIT Group Holdings, Inc.                                        General Electric Capital Corp.
 5.73%, 02/06/96 ...............    750,000      750,000         5.71%, 02/05/96 ...............  1,300,000    1,300,000
CIT Group Holdings, Inc.                                        General Electric Capital Corp.
 5.70%, 02/14/96 ...............  1,100,000    1,100,000         5.66%, 02/26/96 ...............    764,000      764,000
                                               ---------                                                       ---------
                                               1,850,000                                                       2,064,000
                                               ---------                                                       ---------
COMMERCIAL SERVICES -- 4.73%                                    FARM MACHINERY & EQUIPMENT -- 4.02%
PHH Corp.                                                       John Deere Capital Corp.
 5.68%, 01/24/96 ...............  1,444,000    1,438,760         5.76%, 01/04/96 ...............  1,150,000    1,150,000
PHH Corp.                                                       John Deere Capital Corp.
 5.55%, 02/21/96 ...............    860,000      853,238         5.79%, 02/13/96 ...............    800,000      800,000
                                               ---------                                                       ---------
                                               2,291,998                                                       1,950,000
                                               ---------                                                       ---------
CONSUMER FINANCE -- 37.35%                                      FOREIGN GOVERNMENTS -- 2.33%
American Express Credit Corp.                                   Providence of Quebec
 5.73%, 01/18/96 ...............    521,000      521,000         5.63%, 01/09/96 ...............  1,130,000    1,128,586
American Express Credit Corp.                                                                                  ---------
 5.75%, 02/07/96 ...............    800,000      800,000        INSURANCE/MULTI-LINE -- 6.07%
American Express Credit Corp.                                   Transamerica Financial Corp.
 5.63%, 04/09/96 ...............    779,000      779,000         5.70%, 01/11/96 ...............    950,000      948,496
American General Finance Corp.                                  Transamerica Financial Corp.
 5.70%, 02/15/96 ...............    600,000      600,000         5.65%, 01/30/96 ...............  1,000,000      995,449
American General Finance Corp.                                  USAA Capital Corp.
 5.71%, 02/22/96 ...............    760,000      760,000         5.70%, 01/10/96 ...............  1,000,000      998,575
American General Finance Corp.                                                                                 ---------
 5.63%, 02/27/96 ...............    778,000      778,000                                                       2,942,520
Associates Corp. of N. America                                                                                 ---------
 5.79%, 01/18/96 ...............    500,000      500,000        OFFICE EQUIPMENT -- 7.36%
Associates Corp. of N. America                                  Hewlett Packard Corp.
 5.64%, 02/05/96 ...............    400,000      400,000         5.55%, 03/05/96 ...............  1,300,000    1,287,173
Associates Corp. of N. America                                  IBM Credit Corp.
 5.53%, 03/11/96 ...............  1,450,000    1,450,000         5.80%, 01/16/96 ...............    670,000      670,000
AVCO Financial Services, Inc.                                   IBM Credit Corp.
 5.80%, 01/16/96 ...............    500,000      500,000         5.83%, 01/29/96 ...............  1,150,000    1,150,000
AVCO Financial Services, Inc.                                   IBM Credit Corp.
 5.74%, 02/12/96 ...............    706,000      706,000         5.72%, 01/31/96 ...............    459,000      459,000
                                                                                                               ---------
                                                                                                               3,566,173
                                                                                                               ---------


IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1995 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST MONEY MARKET FUND, INC. (CONTINUED)

                                  PRINCIPAL                                                       PRINCIPAL
                                   AMOUNT      VALUE                                               AMOUNT         VALUE
                                  ---------  ---------                                            ---------    ---------
COMMERCIAL PAPER (CONTINUED)                                      CORPORATE BONDS -- 1.65%
PETROLEUM REFINING -- 6.40%                                       U.S. GOVERNMENT AGENCIES
Chevron Oil Finance Co.                                            (cost $800,000)
 5.67%, 01/10/96 ...............  $1,200,000   $1,200,000         Federal Home Loan Bank --
Chevron Oil Finance Co.                                            Variable rate (reset quarterly)
 5.55%, 02/16/96 ...............   1,100,000    1,100,000          5.68%, 06/03/96 ...............  $ 800,000      $ 800,000
Texaco, Inc.                                                                                                       ---------
 5.59%, 02/23/96 ...............     800,000      800,000
                                               ----------
                                                3,100,000         OTHER SHORT-TERM
                                               ----------          INVESTMENTS -- 2.84%               SHARES        VALUE
TELEPHONE/UTILITY -- 3.72%                                                                          ---------     ---------
AT&T Corp.                                                         MONEY MARKET FUNDS
 5.55%, 03/18/96 ...............   1,020,000    1,007,892           (cost $1,377,064)
AT&T Corp.                                                         Federated Prime Obligation Fund,
 5.62%, 02/14/96 ...............     800,000      794,505           5.57% .........................  1,377,064      1,377,064
                                               ----------                                                          ----------
                                                1,802,397          TOTAL INVESTMENTS -- 100.05%
                                               ----------           (cost $48,491,020) ............                48,491,020
TOTAL COMMERCIAL PAPER                                                                                             ----------
 (cost $46,313,956).............               46,313,956          CASH AND OTHER ASSETS
                                               ----------           NET OF LIABILITIES -- (0.05)%
                                                                     ..............................                   (24,954)
                                                                                                                   ----------
                                                                   NET ASSETS -- 100%  ............               $48,466,066
                                                                                                                   ==========



                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

                                                                               IAA TRUST       IAA TRUST     IAA TRUST
                                                              IAA TRUST          ASSET         TAX EXEMPT      MONEY
                                                             GROWTH FUND,   ALLOCATION FUND,   BOND FUND,     MARKET
                                                                 INC.             INC.            INC.      FUND, INC.
                                                            --------------  ----------------  ------------  -----------
ASSETS:

 Investments in securities at value (cost $54,239,969,
   $8,822,868, $18,338,692, and $48,491,020,
   respectively)..........................................   $75,155,581      $10,537,516     $18,983,035  4$8,491,020

 Cash.....................................................            --               --              --        9,627

 Receivable for securities sold...........................       100,000          110,156          45,310           --

 Receivable for capital stock sold........................       202,563           15,977          26,275           --

 Dividends and interest receivable........................       184,162           62,472         285,607      173,110

 Other assets.............................................        16,509            2,244           4,390        8,481
                                                            --------------  ----------------  ------------  -----------

   Total assets...........................................    75,658,815       10,728,365      19,344,617   48,682,238
                                                            --------------  ----------------  ------------  -----------

LIABILITIES:

 Payable for capital stock redeemed.......................         6,000           15,023           8,987           --

 Distributions payable....................................       197,078          100,823          37,448      197,280

 Accrued expenses and other liabilities...................        89,025           17,269          10,183       18,892
                                                            --------------  ----------------  ------------  -----------

   Total liabilities......................................       292,103          133,115          56,618      216,172
                                                            --------------  ----------------  ------------  -----------

NET ASSETS:

 Applicable to 4,413,783, 819,153, 2,212,672 and
   48,466,114 shares outstanding, respectively............   $75,366,712      $10,595,250     $19,287,999  $48,466,066
                                                             =============  ================  ============  ===========

NET ASSETS CONSIST OF:

 Capital paid-in..........................................   $52,888,363       $8,812,969     $18,676,569  4$8,466,066

 Distributions in excess of net investment income.........        (2,855)            (105)           (865)          --

 Accumulated net realized gain (loss) on investments......     1,565,592           67,738         (32,048)          --

 Net unrealized appreciation of investments...............    20,915,612        1,714,648         644,343           --
                                                            --------------  ----------------  ------------  -----------

                                                             $75,366,712      $10,595,250     $19,287,999  $48,466,066
                                                             =============  ================  ============  ===========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE............      $17.08           $12.93           $8.72        $1.00
                                                                ======           ======           =====        =====

OFFERING PRICE PER SHARE (NET ASSET VALUE DIVIDED BY .97,
 EXCEPT MONEY MARKET FUND)................................      $17.61           $13.33           $8.99        $1.00
                                                                ======           ======           =====        =====

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Six Months Ended December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

                                                                                IAA TRUST       IAA TRUST     IAA TRUST
                                                              IAA TRUST           ASSET         TAX EXEMPT      MONEY
                                                                GROWTH         ALLOCATION       BOND FUND,     MARKET
                                                              FUND, INC.       FUND, INC.          INC.      FUND, INC.
                                                            --------------  -----------------  ------------  -----------
INVESTMENT INCOME:

 Dividends................................................    $  541,867        $  50,878       $       --    $      --

 Interest.................................................       407,301          166,833          508,001    1,208,426
                                                            --------------        -------      ------------  -----------

   Total investment income................................       949,168          217,711          508,001    1,208,426
                                                            --------------        -------      ------------  -----------

EXPENSES:

 Investment advisory fees (Note E)........................       275,141           37,668           47,373      103,596

 Distribution expenses (Note E)...........................         3,240            2,202            5,576           --

 Legal fees...............................................         2,590            2,039            1,710        2,521

 Transfer agent fees (Note E).............................        31,602            4,426            7,161       21,841

 Auditing fees............................................        15,013            1,900            3,955        8,028

 Printing.................................................         3,482              389              877        1,785

 Directors' fees..........................................         2,692              734              734          809

 Administration fees (Note E).............................        39,517            5,112            9,529       20,324

 Accounting fees (Note E).................................        23,730           13,786           16,474       18,313

 Insurance................................................         6,733              945            1,808        3,877

 Registration fees........................................           738            1,159              734        1,518

 Miscellaneous............................................         3,473              767            1,169        1,868
                                                            --------------        -------      ------------  -----------

   Total expenses.........................................       407,951           71,127           97,100      184,480
                                                            --------------        -------      ------------  -----------

NET INVESTMENT INCOME.....................................       541,217          146,584          410,901    1,023,946
                                                            --------------        -------      ------------  -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS -- Note (D):

 Net realized gain (loss) on investments..................     4,972,257          351,286          (20,741)          --

 Net change in unrealized appreciation on investments.....     1,400,381          399,622          871,761           --
                                                            --------------        -------      ------------  -----------

 Net realized and unrealized gain on investments..........     6,372,638          750,908          851,020           --
                                                            --------------        -------      ------------  -----------

INCREASE IN NET ASSETS FROM OPERATIONS....................    $6,913,855        $ 897,492       $1,261,921   $1,023,946
                                                            ==============      =========      ============  ===========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     IAA TRUST                IAA TRUST ASSET
                                                                 GROWTH FUND, INC.          ALLOCATION FUND, INC.
                                                            --------------------------  ------------------------------
                                                             SIX MONTHS                   SIX MONTHS
                                                                ENDED            YEAR        ENDED            YEAR
                                                              12/31/95          ENDED      12/31/95           ENDED
                                                             (UNAUDITED)       6/30/95    (UNAUDITED)        6/30/95
                                                           --------------     ---------  --------------      ---------
OPERATIONS:
 Net investment income .................................   $    541,217    $    893,251    $    146,584    $    284,971
 Net realized gain (loss) on investments ...............      4,972,257       4,148,412         351,286         (37,078)
 Net change in unrealized appreciation (depreciation) of
   investments .........................................      1,400,381      10,210,477         399,622      (1,113,816)
                                                           ------------    ------------    ------------    ------------
 Increase in net assets from operations ................      6,913,855      15,252,140         897,492       1,361,709
                                                           ------------    ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income .....................................     (1,047,434)       (671,272)       (146,689)       (219,893)
 Realized gains on investments .........................     (6,467,667)     (5,659,861)       (250,319)       (145,553)
 Distribution in excess of realized gains on investments           --              --              --           (49,654)
 Return of capital .....................................           --              --              --            (6,398)
                                                           ------------    ------------    ------------    ------------
                                                             (7,515,101)     (6,331,133)       (397,008)       (421,498)
                                                           ------------    ------------    ------------    ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note (C) ...........      5,390,854       2,208,346         554,937         (52,911)
                                                           ------------    ------------    ------------    ------------
 Total increase in net assets ..........................      4,789,608      11,129,353       1,055,421         887,300
NET ASSETS:
 Beginning of period ...................................     70,577,104      59,447,751       9,539,829       8,652,529
                                                           ------------    ------------    ------------    ------------
 End of period .........................................   $ 75,366,712    $ 70,577,104    $ 10,595,250    $  9,539,829
                                                           ============    ============    ============    ============


                                                              IAA TRUST TAX                    IAA TRUST
                                                          EXEMPT BOND FUND, INC.         MONEY MARKET FUND, INC.
                                                        -------------------------       -------------------------
                                                          SIX MONTHS                    SIX MONTHS
                                                            ENDED           YEAR           ENDED             YEAR
                                                           12/31/95         ENDED        12/31/95            ENDED
                                                         (UNAUDITED)       6/30/95      (UNAUDITED)         6/30/95
                                                       --------------     ---------    --------------     ---------
OPERATIONS:
 Net investment income ..............................   $    410,901    $    895,922    $  1,023,946    $  1,714,406
 Net realized gain (loss) on investments ............        (20,741)         35,903            --              --
 Net change in unrealized appreciation of investments        871,761         411,011            --              --
                                                        ------------    ------------    ------------    ------------
 Increase in net assets from operations .............      1,261,921       1,342,836       1,023,946       1,714,406
                                                        ------------    ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income ..................................       (413,350)       (894,338)     (1,023,842)     (1,714,510)
 Realized gains on investments ......................        (46,251)        (69,768)           --              --
                                                        ------------    ------------    ------------    ------------
                                                            (459,601)       (964,106)     (1,023,842)     (1,714,510)
                                                        ------------    ------------    ------------    ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note (C) ........       (346,867)       (640,781)     12,050,499      (2,283,706)
                                                        ------------    ------------    ------------    ------------
 Total increase (decrease) in net assets ............        455,453        (262,051)     12,050,603      (2,283,810)
NET ASSETS:
 Beginning of period ................................     18,832,546      19,094,597      36,415,463      38,699,273
                                                        ------------    ------------    ------------    ------------
 End of period ......................................   $ 19,287,999    $ 18,832,546    $ 48,466,066    $ 36,415,463
                                                        ============    ============    ============    ============

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: IAA Trust Growth Fund, Inc. ('Growth Fund'), IAA Trust Asset Allocation Fund, Inc. ('Asset Allocation Fund'), IAA Trust Tax Exempt Bond Fund, Inc. ('Tax Exempt Bond Fund') and IAA Trust Money Market Fund, Inc. ('Money Market Fund') (collectively, 'the Funds') are separately incorporated and registered companies under the Investment Company Act of 1940 (the 'Act'), as amended, as diversified, open-ended management companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   (1) SECURITY VALUATION: For the Growth Fund, the Asset Allocation Fund and the Tax Exempt Bond Fund, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the GNOSTIC National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities except short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

   (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. Securities gains and losses are determined on the identified cost basis.

   (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

   (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: In the Growth Fund, net investment income from investment transactions is distributed to shareholders twice a year. The Asset Allocation Fund distributes net investment income to shareholders monthly. Net investment income of the Tax Exempt Bond Fund is distributed to shareholders monthly. The Money Market Fund declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed once a year.

NOTE (C) CAPITAL STOCK: At December 31, 1995, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund. The shares of capital stock authorized for the Money Market Fund were 250,000,000. The par value for each share of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund is $1.00 per share. The par value for each share of the Money Market Fund is $0.10 per share.

Transactions in capital stock were as follows:

                                                      GROWTH FUND                            ASSET ALLOCATION FUND
                                       ------------------------------------------  ------------------------------------------
                                          SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED         YEAR ENDED
                                         DECEMBER 31, 1995       JUNE 30, 1995       DECEMBER 31, 1995       JUNE 30, 1995
                                       --------------------  --------------------  --------------------  --------------------
                                         SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Shares sold..........................     64,854  $1,130,418    82,369  $1,266,232    45,993  $ 594,142     70,254  $  788,460
Shares issued through reinvestment
 of dividends........................    416,999   7,134,405   424,176   6,030,680    19,326    248,503     23,407     261,811
                                       ---------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
                                         481,853   8,264,823   506,545   7,296,912    65,319    842,645     93,661   1,050,271
                                       ---------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
Shares redeemed......................   (164,789) (2,873,969) (331,902) (5,088,566)  (22,368)  (287,708)   (98,290) (1,103,182)
                                       ---------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease)..............    317,064  $5,390,854   174,643  $2,208,346    42,951  $ 554,937     (4,629) $  (52,911)
                                       =========  ==========  ========   =========   ========   ========   ========  =========

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1995 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                TAX EXEMPT BOND FUND                         MONEY MARKET FUND
                                --------------------------------------------  -----------------------------------------------------
                                    SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED                     YEAR ENDED
                                   DECEMBER 31, 1995       JUNE 30, 1995       DECEMBER 31, 1995                   JUNE 30, 1995
                                ----------------------  --------------------  ------------------------      -----------------------
                                  SHARES       AMOUNT     SHARES     AMOUNT     SHARES         AMOUNT        SHARES         AMOUNT
                                ---------    ---------  ---------  ---------  ---------      ---------      ---------     ---------
Shares sold................       39,289     $ 338,810     66,402   $ 546,984   34,363,689  $34,363,689    54,472,453   $54,472,453
Shares issued through
 reinvestment of
 dividends.................       34,407       293,555     76,197     620,434      771,133      771,133     1,587,538     1,587,538
                                  73,696       632,365    142,599   1,167,418   35,134,822   35,134,822    56,059,991    56,059,991
Shares redeemed............     (114,416)     (979,233)  (221,928) (1,808,199) (23,084,323) (23,084,323)  (58,343,697)  (58,343,697)
Net increase (decrease)....      (40,720)    $(346,868)   (79,329)  $(640,781)  12,050,499  $12,050,499    (2,283,706)  $(2,283,706)

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short term notes for the six months ended December 31, 1995 were:

                                                     PURCHASES       SALES
                                                  ------------  ------------
Growth Fund.....................................  $ 10,210,844  $ 10,676,994
Asset Allocation Fund...........................  $    558,409  $    967,674
Tax Exempt Bond Fund............................  $  1,047,525  $  1,009,505

For the six months ended December 31, 1995, the aggregate cost of purchases of U.S. Government Securities for IAA Asset Allocation Fund was $499,877.

For both Federal income tax and financial statement purposes, the identified cost of investments at December 31, 1995 was $54,239,969 for the Growth Fund, $8,822,868 for the Asset Allocation Fund, $18,338,692 for the Tax Exempt Bond Fund and $48,491,020 for the Money Market Fund.

The gross unrealized appreciation/depreciation for book and tax purposes at December 31, 1995 consisted of the following:

                                                  APPRECIATION  DEPRECIATION
                                                  ------------  -----------
Growth Fund....................................  $ 21,915,365   $ 999,753
Asset Allocation Fund..........................  $  1,772,759   $  58,111
Tax Exempt Bond Fund...........................  $    686,158   $  41,815

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under its Advisory Agreements with the Funds, IAA Trust Company (the 'Advisor') provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each
Fund: Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; and Money Market Fund 0.50%. These fees are accrued daily and paid the Advisor monthly. IAA Trust Company serves as the Funds' Custodian, without compensation.

Under its agreements with the Funds, Fund/Plan Services, Inc., the Funds' Administrator, provides certain administrative services for which the Funds pay an annual fee at the following annual percentage rates of the combined average net assets of the Funds: 0.15% of the first $50,000,000; 0.10% on the next $50,000,000; and 0.05% of the balance. Fund/Plan Services Inc., also serves as the Funds' Accounting and Transfer Agent.

Fund/Plan Broker Services, Inc. serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund have each adopted a Plan of Distribution (the 'Plans'), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum amount payable under the Plans, on an annual basis, is 0.25% of each Fund's average daily net assets.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                                IAA TRUST
                                                                                            GROWTH FUND, INC.
                                                                 SIX MONTHS
                                                                    ENDED                  YEARS ENDED JUNE 30,
                                                                  12/31/95      ------------------------------------------
                                                                 (UNAUDITED)      1995       1994       1993       1992
                                                               ---------------  ---------  ---------  ---------  ---------
Net asset value, beginning of period.........................     $ 17.23       $ 15.16    $ 17.55    $ 17.23    $ 17.35
                                                                   ------       -------    -------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................        0.13          0.22       0.27       0.25       0.35
 Net gains or losses on securities (both realized and
   unrealized)...............................................        1.53          3.45      (0.63)      1.67       0.40
                                                                   ------       -------    -------    -------    -------
   Total from investment operations..........................        1.66          3.67      (0.36)      1.92       0.75
                                                                   ------       -------    -------    -------    -------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................       (0.25)        (0.17)     (0.22)     (0.29)     (0.38)
 Distributions from capital gains............................       (1.56)        (1.43)     (1.81)     (1.31)     (0.49)
                                                                   ------       -------    -------    -------    -------
   Total distributions.......................................       (1.81)        (1.60)     (2.03)     (1.60)     (0.87)
                                                                   ------       -------    -------    -------    -------
Net asset value, end of period...............................     $ 17.08       $ 17.23    $ 15.16    $ 17.55    $ 17.23
                                                                   ------       -------    -------    -------    -------
                                                                   ------       -------    -------    -------    -------
TOTAL RETURN +...............................................       19.85%**      26.68%     (2.42%)    11.71%      4.23%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................     $75,367       $70,577    $59,448    $70,785    $76,147
 Ratio of expenses to average net assets*....................        1.11%**       1.14%      1.24%      1.18%      0.85%
 Ratio of net investment income to average net assets*.......        1.47%**       1.41%      1.03%      1.36%      1.91%
 Portfolio turnover..........................................       31.56%**      31.84%     49.12%     55.36%     45.50%

                                                                 1991
                                                               ---------
Net asset value, beginning of period.........................  $   17.42
                                                               ---------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................       0.41
 Net gains or losses on securities (both realized and
   unrealized)...............................................       0.44
                                                               ---------
   Total from investment operations..........................       0.85
                                                               ---------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................      (0.51)
 Distributions from capital gains............................      (0.41)
                                                               ---------
   Total distributions.......................................      (0.92)
                                                               ---------
Net asset value, end of period...............................  $   17.35
                                                               ---------
                                                               ---------
TOTAL RETURN +...............................................       5.37%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................  $  81,974
 Ratio of expenses to average net assets*....................       0.82%
 Ratio of net investment income to average net assets*.......       2.58%
 Portfolio turnover..........................................      26.00%


----------

* Average net assets have been computed based on the aggregate value of the fund's daily net assets.

**   Annualized.

+    Total return calculation does not reflect sales load.

                                                                                                IAA TRUST
                                                                                       ASSET ALLOCATION FUND, INC.
                                                                 SIX MONTHS
                                                                    ENDED                  YEARS ENDED JUNE 30,
                                                                  12/31/95      ------------------------------------------
                                                                 (UNAUDITED)      1995       1994       1993       1992
                                                               ---------------  ---------  ---------  ---------  ---------
Net asset value, beginning of period.........................     $ 12.29       $11.08      $11.60      $11.20    $10.74
                                                                   ------       ------      ------      ------    ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................        0.19         0.36        0.34        0.57      0.68
 Net gains or losses on securities (both realized and
   unrealized)...............................................        0.95         1.38       (0.25)       0.47      0.55
                                                                   ------       ------      ------      ------    ------
   Total from investment operations..........................        1.14         1.74        0.09        1.04      1.23
                                                                   ------       ------      ------      ------    ------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................       (0.19)       (0.34)      (0.34)      (0.57)    (0.68)
 Distributions from capital gains............................       (0.31)       (0.18)      (0.27)      (0.07)    (0.09)
 Distributions from return of capital........................       (0.00)       (0.01)      (0.00)      (0.00)    (0.00)
                                                                   ------       ------      ------      ------    ------
   Total distributions.......................................       (0.50)       (0.53)      (0.61)      (0.64)    (0.77)
                                                                   ------       ------      ------      ------    ------
                                                                   ------       ------      ------      ------    ------
Net asset value, end of period...............................     $ 12.93       $12.29      $11.08      $11.60    $11.20
                                                                   ------       ------      ------      ------    ------
                                                                   ------       ------      ------      ------    ------
TOTAL RETURN +...............................................       18.62%**     16.29%       0.71%       9.58%    11.84%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................     $10,595       $9,540      $8,653      $6,663    $6,233
 Ratio of expenses to average net assets*....................        1.41%**      1.46%       1.78%       1.71%     1.51%
 Ratio of net investment income to average net assets*.......        2.91%**      3.18%       2.98%       4.97%     6.20%
 Portfolio turnover..........................................       21.43%**     21.03%      17.39%      36.70%    14.10%


                                                                 1991
                                                               ---------
Net asset value, beginning of period.........................    $10.56
                                                                 ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................      0.73
 Net gains or losses on securities (both realized and
   unrealized)...............................................      0.24
                                                                 ------
   Total from investment operations..........................      0.97
                                                                 ------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................     (0.76)
 Distributions from capital gains............................     (0.03)
 Distributions from return of capital........................     (0.00)
                                                                 ------
   Total distributions.......................................     (0.79)
                                                                 ------
                                                                 ------
Net asset value, end of period...............................    $10.74
                                                                 ------
                                                                 ------
TOTAL RETURN +...............................................      9.47%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................    $5,768
 Ratio of expenses to average net assets*....................      1.33%
 Ratio of net investment income to average net assets*.......      6.83%
 Portfolio turnover..........................................     20.60%

----------
* Average net assets have been computed based on the aggregate value of the fund's daily net assets.
**   Annualized.
+    Total return calculation does not reflect sales load.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                                IAA TRUST
                                                                                        TAX EXEMPT BOND FUND, INC.
                                                                 SIX MONTHS
                                                                    ENDED                  YEARS ENDED JUNE 30,
                                                                  12/31/95      ------------------------------------------
                                                                 (UNAUDITED)      1995       1994       1993       1992
                                                               ---------------  ---------  ---------  ---------  ---------
Net asset value, beginning of period.........................     $  8.36        $  8.19    $  9.11    $  8.78    $  8.44
                                                                   ------        -------    -------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................        0.19           0.39       0.39       0.46       0.49
 Net gains or losses on securities (both realized and
   unrealized)...............................................        0.38           0.20      (0.54)      0.33       0.34
                                                                   ------        -------    -------    -------    -------
   Total from investment operations..........................        0.57           0.59      (0.15)      0.79       0.83
                                                                   ------        -------    -------    -------    -------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................       (0.19)         (0.39)     (0.39)     (0.46)     (0.49)
 Distributions from capital gains............................       (0.02)         (0.03)     (0.38)      0.00       0.00
                                                                   ------        -------    -------    -------    -------
   Total distributions.......................................       (0.21)         (0.42)     (0.77)     (0.46)     (0.49)
                                                                   ------        -------    -------    -------    -------
 Net asset value, end of period..............................     $  8.72        $  8.36    $  8.19    $  9.11    $  8.78
                                                                  =======        =======    =======    =======    =======
TOTAL RETURN +...............................................       13.72%**        7.51%     (1.86%)     9.19%     10.05%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................     $19,288        $18,833    $19,095    $20,026    $17,872
 Ratio of expenses to average net assets*....................        1.02%**        1.06%      1.15%      1.03%      0.95%
 Ratio of net investment income to average net assets*.......        4.32%**        4.79%      4.47%      5.11%      5.65%
 Portfolio turnover..........................................       10.18%**       24.89%     41.94%     39.60%     20.30%


                                                                 1991
                                                               ---------
Net asset value, beginning of period.........................   $  8.32
                                                                -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................      0.52
 Net gains or losses on securities (both realized and
   unrealized)...............................................      0.13
                                                                -------
   Total from investment operations..........................      0.65
                                                                -------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................     (0.53)
 Distributions from capital gains............................      0.00
                                                                -------
   Total distributions.......................................     (0.53)
                                                                -------
 Net asset value, end of period..............................   $  8.44
                                                                =======
TOTAL RETURN +...............................................      8.05%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................   $16,035
 Ratio of expenses to average net assets*....................      0.83%
 Ratio of net investment income to average net assets*.......      6.17%
 Portfolio turnover..........................................      6.30%

----------
* Average net assets have been computed based on the aggregate value of the fund's daily net assets.
**   Annualized.
+    Total return calculation does not reflect sales load.

                                                                                                IAA TRUST
                                                                                         MONEY MARKET FUND, INC.
                                                                 SIX MONTHS
                                                                    ENDED                  YEARS ENDED JUNE 30,
                                                                  12/31/95      ------------------------------------------
                                                                 (UNAUDITED)      1995       1994       1993       1992
                                                               ---------------  ---------  ---------  ---------  ---------
Net asset value, beginning of period.........................     $  1.00        $  1.00    $  1.00    $  1.00    $  1.00
                                                                   ------        -------    -------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................        0.03           0.05       0.03       0.02       0.03
                                                                   ------        -------    -------    -------    -------
   Total from investment operations..........................        0.03           0.05       0.03       0.02       0.03
                                                                   ------        -------    -------    -------    -------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................       (0.03)         (0.05)     (0.03)     (0.02)     (0.03)
                                                                   ------        -------    -------    -------    -------
   Total distributions.......................................       (0.03)         (0.05)     (0.03)     (0.02)     (0.03)
                                                                   ------        -------    -------    -------    -------
Net asset value, end of period...............................     $  1.00        $  1.00    $  1.00    $  1.00    $  1.00
                                                                   ------        -------    -------    -------    -------
                                                                   ------        -------    -------    -------    -------
TOTAL RETURN.................................................        5.04%**        4.85%      2.86%      2.41%      3.49%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................     $48,466        $36,415    $38,699    $33,302    $10,191
 Ratio of expenses to average net assets* +..................        0.90%**        0.73%      0.56%      0.58%      1.32%
 Ratio of net investment income to average net assets*.......        4.99%**        4.80%      2.83%      2.67%      3.60%


                                                                 1991
                                                               ---------
Net asset value, beginning of period.........................   $  1.00
                                                                -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................      0.06
                                                                -------
   Total from investment operations..........................      0.06
                                                                -------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................     (0.06)
                                                                -------
   Total distributions.......................................     (0.06)
                                                                -------
Net asset value, end of period...............................   $  1.00
                                                                -------
                                                                -------
TOTAL RETURN.................................................      6.40%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................   $19,839
 Ratio of expenses to average net assets* +..................      1.03%
 Ratio of net investment income to average net assets*.......      6.26%

----------
* Average net assets have been computed based on the aggregate value of the fund's daily net assets.
**   Annualized.
+ After voluntary waiver of advisory fees. Before voluntary waiver of advisory fees, the ratio of expenses to average net assets was 0.97%, 1.06% and 1.02% for the years ended June 30, 1995, June 30, 1994 and June 30, 1993 respectively.




                                 [ BACK COVER ]



IAA Trust Mutual Funds                      Semi-Annual Report
IAA Trust Growth Fund, Inc.                December 31, 1995
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Money Market Fund, Inc.

Board of Directors
Ronald R. Warfield
Herbert G. Allen                           [ IAA TRUST LOGO ]
Nancy J. Erickson                          Company Mutual Funds
Paul S. Ives
William E. Klein, Sr.
Ailene Miller
Joseph W. Sommer                           IAA Trust Growth Fund, Inc.
                                           IAA Trust Asset Allocation Fund, Inc.
Officers                                   IAA Trust Tax Exempt Bond Fund, Inc.
Ronald R. Warfield, President              IAA Trust Money Market Fund, Inc.
Wayne A. Brown, Vice-President
Gary E. Mede, Vice-President
Richard M. Miller, Vice-President
Rollie D. Moore, Vice-President
Paul M. Harmon, Secretary
Robert W. Weldon, Treasurer
Richard F. Day, Controller

Investment Advisor
IAA Trust Company
Bloomington, Illinois

Distributor
Fund/Plan Broker Services, Inc.
Conshohocken, Pennsylvania

Transfer Agent
Fund/Plan Services, Inc.
Conshohocken, Pennsylvania

Custodian
IAA Trust Company
Bloomington, Illinois

Independent Accountants
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

General Counsel
Jerome P. Weiss
Sonnenschein, Nath & Rosenthal
Washington, D.C.


This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.


F30-113-05 (2/96)